U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

November 2, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Country Mutual Funds Trust (the “Trust”) File Nos. (333-68270) and (811-10475)

Dear Sir or Madam

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies on behalf of its series, the Country Growth Fund and the Country Bond Fund, that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment to the Trust’s Registration Statement (i.e. Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A).  Post-Effective Amendment No. 25 was filed electronically via EDGAR on October 28, 2009.

If you have any questions or require further information, do not hesitate to contact the undersigned at (309) 557-2629.

Sincerely yours,

/s/ Virginia Eves

Virginia Eves, Esq.
for Office of the General Counsel
IAA & Affiliated Companies